Goodwill Summary of the changes in the carrying amount of goodwill by segment (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Goodwill, Other Changes	$ 19
Goodwill, gross	4,189	4,280	4,516	4,057
Accumulated impairment losses	2,745	2,764	2,764	19
Goodwill	1,444	1,516	1,752	4,038
Goodwill, Acquired During Period		25	476
Deductions	55
Foreign currency translation	(17)	(20)	(17)
GBS
Goodwill, gross	1,287	1,316
Accumulated impairment losses	671	671
Goodwill	616	645
Deductions	12
Foreign currency translation	(17)
GIS
Goodwill, gross	2,152	2,152
Accumulated impairment losses	2,074	2,074
Goodwill	78	78
Deductions	0
Foreign currency translation	0
NPS
Goodwill, gross	750	793	768	753
Accumulated impairment losses	0	0	0	0
Goodwill	750	793	768	753
Goodwill, Acquired During Period		25	15
Deductions	43
Foreign currency translation	0	0	0
BSS [Member]
Goodwill, gross		1,335	1,596	1,272
Accumulated impairment losses		690	690	19
Goodwill		645	906	1,253
Goodwill, Acquired During Period		0	354
Foreign currency translation		(20)	(30)
MSS [Member]
Goodwill, gross		2,152	2,152	2,032
Accumulated impairment losses		2,074	2,074	0
Goodwill		78	78	2,032
Goodwill, Acquired During Period		0	107
Foreign currency translation		0	13
Previously Reported
Goodwill, gross		4,261
Accumulated impairment losses		$ 2,745